American Century Investments®
Quarterly Portfolio Holdings
Avantis® Core Municipal Fixed Income Fund
May 31, 2023

Avantis Core Municipal Fixed Income Fund - Schedule of Investments
MAY 31, 2023 (UNAUDITED)

	Principal Amount ($)/ Shares	Value ($)
MUNICIPAL SECURITIES — 98.6%
Alabama — 2.5%
Alabama Federal Aid Highway Finance Authority Rev., 5.00%, 9/1/26, Prerefunded at 100% of Par(1)	10,000	10,618
Alabama Federal Aid Highway Finance Authority Rev., 4.00%, 9/1/27, Prerefunded at 100% of Par(1)	25,000	26,165
Alabama Public School and College Authority Rev., 5.00%, 11/1/37	100,000	111,090
State of Alabama GO, 5.00%, 8/1/27	60,000	63,677
		211,550
Arizona — 2.7%
Mesa Utility System Rev., 4.00%, 7/1/34	15,000	15,650
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/30	65,000	71,134
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/31	55,000	60,218
Scottsdale Municipal Property Corp. Rev., 5.00%, 7/1/30	30,000	33,453
State of Arizona COP, 5.00%, 10/1/27(1)	40,000	43,447
		223,902
California — 14.1%
California Infrastructure & Economic Development Bank Rev., 5.00%, 10/1/28	30,000	32,609
California State University Rev., 5.00%, 11/1/37	25,000	26,001
East Bay Municipal Utility District Water System Rev., 5.00%, 6/1/33	20,000	21,839
Eastern Municipal Water District Financing Authority Rev., 4.00%, 7/1/38	40,000	40,667
Los Angeles Department of Airports Rev., 5.00%, 5/15/31	60,000	68,551
Los Angeles Department of Airports Rev., 5.00%, 5/15/38	95,000	105,193
Los Angeles Department of Water & Power Rev., 5.00%, 7/1/28	50,000	55,584
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/34	15,000	15,506
Los Angeles Unified School District GO, 5.00%, 7/1/29	25,000	27,505
Municipal Improvement Corp. of Los Angeles Rev., 5.00%, 11/1/31	40,000	42,948
Port of Los Angeles Rev., 5.00%, 8/1/26	25,000	26,611
San Diego Public Facilities Financing Authority Rev., (San Diego Sewer Utility Rev.), 5.00%, 5/15/29	25,000	26,720
San Diego Unified School District GO, 5.25%, 7/1/28 (AGM)	25,000	28,201
San Diego Unified School District GO, 5.00%, 7/1/29	20,000	21,411
San Diego Unified School District GO, 4.00%, 7/1/32	40,000	41,257
San Diego Unified School District GO, Capital Appreciation, 0.00%, 7/1/30(2)	15,000	11,908
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/35	10,000	11,182
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/37	10,000	10,955
San Francisco Public Utilities Commission Water Rev., 5.00%, 11/1/34	15,000	16,081
San Jose Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/34	10,000	10,866
State of California GO, 5.00%, 8/1/30	40,000	44,362
State of California GO, 5.25%, 8/1/32 (AGM)	10,000	11,954
State of California GO, 4.00%, 9/1/33	70,000	71,749
State of California GO, 5.00%, 9/1/35	40,000	42,255
State of California GO, 3.00%, 10/1/35	165,000	153,181
State of California GO, 3.00%, 10/1/37	40,000	35,733
State of California Department of Water Resources Rev., 5.00%, 12/1/29	25,000	26,913
State of California Department of Water Resources Rev., 5.00%, 12/1/34	25,000	29,039
Sweetwater Union High School District GO, 4.00%, 8/1/42	40,000	38,890
University of California Rev., 5.00%, 5/15/32	25,000	27,879
University of California Rev., 5.00%, 5/15/32	50,000	54,338
		1,177,888
Colorado — 1.4%
City & County of Denver GO, 5.00%, 8/1/27	25,000	27,141
Regional Transportation District Sales Tax Rev., 5.00%, 11/1/28	20,000	22,150

State of Colorado COP, 5.00%, 12/15/29	25,000	27,611
State of Colorado COP, 4.00%, 12/15/37	10,000	10,091
State of Colorado COP, 4.00%, 12/15/38	30,000	30,195
		117,188
Connecticut — 1.4%
State of Connecticut GO, 5.00%, 1/15/31	25,000	28,094
State of Connecticut GO, 4.00%, 1/15/37	10,000	10,293
State of Connecticut, Special Tax Rev., 5.00%, 1/1/28	40,000	43,553
State of Connecticut, Special Tax Rev., 5.00%, 1/1/31	10,000	10,890
State of Connecticut, Special Tax Rev., 4.00%, 11/1/39	20,000	20,140
		112,970
District of Columbia — 3.2%
District of Columbia GO, 5.00%, 10/15/27	10,000	10,888
District of Columbia GO, 5.00%, 10/15/34	50,000	55,522
District of Columbia GO, 5.00%, 10/15/36	30,000	32,922
District of Columbia GO, 4.00%, 6/1/37	5,000	5,040
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/34	35,000	37,094
Washington Metropolitan Area Transit Authority Rev., 4.00%, 7/15/40	125,000	125,545
		267,011
Florida — 4.8%
Broward County Water & Sewer Utility Rev., 5.00%, 10/1/38	15,000	16,419
Cape Coral Water & Sewer Rev., 5.00%, 10/1/39	10,000	10,435
Central Florida Expressway Authority Rev., 4.00%, 7/1/31	5,000	5,085
Central Florida Expressway Authority Rev., 4.00%, 7/1/37	35,000	35,036
Central Florida Expressway Authority Rev., 4.00%, 7/1/38	15,000	14,875
Florida Department of Management Services COP, 5.00%, 11/1/28	50,000	55,269
Florida Municipal Power Agency Rev., 5.00%, 10/1/27	50,000	52,843
Hillsborough County School Board COP, 5.00%, 7/1/29	30,000	33,082
Miami-Dade County Aviation Rev., 5.00%, 10/1/28	50,000	52,740
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/25	10,000	10,108
Orange County School Board COP, 5.00%, 8/1/34	60,000	62,062
Palm Beach County School District COP, 5.00%, 8/1/28	35,000	38,323
Palm Beach County School District COP, 5.00%, 8/1/29	15,000	16,455
		402,732
Georgia — 1.1%
Georgia State Road & Tollway Authority Rev., 5.00%, 6/1/29	10,000	11,199
Metropolitan Atlanta Rapid Transit Authority Rev., 3.25%, 7/1/37	10,000	9,452
State of Georgia GO, 5.00%, 7/1/28	65,000	71,998
		92,649
Hawaii — 3.1%
City & County of Honolulu GO, 5.00%, 3/1/28	80,000	87,594
City & County of Honolulu GO, 5.00%, 9/1/29	65,000	72,106
State of Hawaii GO, 5.00%, 1/1/28	35,000	38,219
State of Hawaii GO, 5.00%, 10/1/28	25,000	26,551
State of Hawaii GO, 5.00%, 10/1/30	30,000	32,445
		256,915
Idaho — 0.3%
Idaho Housing & Finance Association Rev., 5.00%, 7/15/26	20,000	21,140
Illinois — 6.6%
Chicago Midway International Airport Rev., 5.00%, 1/1/41	35,000	35,704
Chicago O'Hare International Airport Rev., 5.00%, 1/1/32	15,000	15,612
Chicago O'Hare International Airport Rev., 5.00%, 1/1/38	25,000	26,029
Cook County GO, 5.00%, 11/15/31	20,000	20,973
Illinois Finance Authority Rev., (DePaul University), 4.00%, 10/1/40	75,000	70,939
Illinois Municipal Electric Agency Rev., 5.00%, 2/1/29	25,000	25,764

Illinois State Toll Highway Authority Rev., 5.00%, 1/1/30	15,000	16,836
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/30	30,000	33,671
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/41	40,000	41,360
Illinois State Toll Highway Authority Rev., 4.00%, 1/1/42	55,000	53,707
Metropolitan Water Reclamation District of Greater Chicago GO, 5.00%, 12/1/29	95,000	100,462
Metropolitan Water Reclamation District of Greater Chicago GO, 5.00%, 12/1/30	25,000	26,497
State of Illinois GO, 4.00%, 10/1/32	10,000	10,200
State of Illinois GO, 5.00%, 3/1/34	35,000	38,239
State of Illinois GO, 4.25%, 12/1/37	35,000	35,095
		551,088
Indiana — 1.7%
Indiana Finance Authority Rev., (Indiana Department of Transportation), 5.00%, 6/1/28	105,000	112,184
Indiana Finance Authority Rev., (Indiana Finance Authority State Revolving Fund), 5.00%, 2/1/37	10,000	10,940
Indiana Finance Authority Rev., (Marion County Capital Improvement Board), 5.25%, 2/1/37	10,000	10,236
Indiana Municipal Power Agency Rev., 5.00%, 1/1/35	10,000	10,353
		143,713
Kentucky — 0.5%
Kentucky State Property & Building Commission Rev., (Kentucky Finance and Administration Cabinet), 5.00%, 11/1/26	40,000	42,248
Louisiana — 1.1%
State of Louisiana GO, 5.00%, 8/1/27	50,000	53,082
State of Louisiana GO, 5.00%, 8/1/28	35,000	37,124
		90,206
Maryland — 1.8%
State of Maryland GO, 5.00%, 3/15/27	10,000	10,749
State of Maryland GO, 5.00%, 3/15/29	15,000	16,821
State of Maryland GO, 5.00%, 3/15/30	45,000	49,581
State of Maryland GO, 5.00%, 3/15/31	15,000	16,229
State of Maryland GO, 5.00%, 3/15/31	50,000	56,097
		149,477
Massachusetts — 5.1%
Massachusetts GO, 5.00%, 1/1/30	35,000	39,066
Massachusetts GO, 5.00%, 9/1/30	30,000	33,884
Massachusetts GO, 5.00%, 1/1/31	60,000	67,007
Massachusetts GO, 3.00%, 7/1/35	15,000	13,979
Massachusetts Bay Transportation Authority Rev., 5.00%, 7/1/28	110,000	121,623
Massachusetts Bay Transportation Authority Rev., 5.00%, 7/1/29	45,000	50,791
Massachusetts School Building Authority Rev., 5.00%, 8/15/37	40,000	41,270
Massachusetts Transportation Trust Fund Metropolitan Highway System Rev., 5.00%, 1/1/27	30,000	31,971
Massachusetts Transportation Trust Fund Metropolitan Highway System Rev., 5.00%, 1/1/31	25,000	27,715
		427,306
Michigan — 0.5%
Great Lakes Water Authority Sewage Disposal System Rev., 5.00%, 7/1/30	40,000	42,178
Minnesota — 0.5%
Minneapolis-St. Paul Metropolitan Airports Commission Rev., 5.00%, 1/1/27	15,000	15,944
Minneapolis-St. Paul Metropolitan Airports Commission Rev., 5.00%, 1/1/28	25,000	26,629
		42,573
Mississippi — 1.3%
State of Mississippi GO, 5.00%, 10/1/27, Prerefunded at 100% of Par(1)	25,000	27,207
State of Mississippi GO, 5.00%, 10/1/27	75,000	81,240
		108,447
Nevada — 2.0%
State of Nevada Highway Improvement Rev., 5.00%, 12/1/26	15,000	15,795
State of Nevada Highway Improvement Rev., 5.00%, 12/1/27	35,000	36,897
State of Nevada Highway Improvement Rev., 5.00%, 12/1/28	70,000	73,917
State of Nevada Highway Improvement Rev., 5.00%, 12/1/31	35,000	37,561
		164,170

New Jersey — 3.5%
New Jersey Economic Development Authority Rev., (New Jersey Transit Corp.), 4.00%, 11/1/27	40,000	40,678
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 4.25%, 6/15/26	35,000	35,293
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.00%, 12/15/26, Prerefunded at 100% of Par(1)	20,000	21,396
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 4.00%, 6/15/27, Prerefunded at 100% of Par(1)	15,000	15,699
New Jersey Educational Facilities Authority Rev., (State of New Jersey), 5.00%, 9/1/36	60,000	62,042
New Jersey Turnpike Authority Rev., 5.00%, 1/1/32	45,000	48,912
New Jersey Turnpike Authority Rev., 5.00%, 1/1/34	10,000	10,625
New Jersey Turnpike Authority Rev., 3.25%, 1/1/38	20,000	17,911
State of New Jersey GO, 5.00%, 6/1/28	35,000	38,222
		290,778
New Mexico — 0.3%
State of New Mexico Severance Tax Permanent Fund Rev., 5.00%, 7/1/31	25,000	28,896
New York — 16.8%
Hudson Yards Infrastructure Corp. Rev., 5.00%, 2/15/28	15,000	15,913
Hudson Yards Infrastructure Corp. Rev., 5.00%, 2/15/32	15,000	15,904
Hudson Yards Infrastructure Corp. Rev., 5.00%, 2/15/37	105,000	110,276
Long Island Power Authority Rev., 5.00%, 9/1/29	20,000	22,114
Metropolitan Transportation Authority Rev., 5.00%, 11/15/39	30,000	30,101
Nassau County GO, 5.00%, 10/1/27	50,000	54,500
New York City GO, 5.00%, 8/1/26	15,000	15,869
New York City GO, 5.00%, 8/1/27	60,000	64,648
New York City GO, 5.00%, 12/1/33	25,000	26,565
New York City GO, 4.00%, 3/1/42	20,000	19,683
New York City Transitional Finance Authority Building Aid Rev., 5.00%, 7/15/30	50,000	54,187
New York City Transitional Finance Authority Building Aid Rev., 4.00%, 7/15/36	25,000	25,343
New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 11/1/38	40,000	40,400
New York Convention Center Development Corp. Rev., (New York City Hotel Unit Fee Rev.), 5.00%, 11/15/40	25,000	25,576
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 2/15/30	50,000	54,149
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/32	20,000	22,044
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/32	25,000	27,792
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/32	60,000	68,814
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/34	20,000	21,125
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/39	65,000	69,901
New York State Dormitory Authority Rev., (State University of New York), 5.00%, 7/1/26	50,000	52,794
New York State Thruway Authority Rev., 3.50%, 1/1/37	25,000	23,587
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/31	15,000	16,230
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/32	30,000	34,322
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/37	10,000	10,161
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/37	35,000	35,600
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/39	30,000	32,144
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/39	45,000	47,891
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/41	10,000	9,926
Port Authority of New York & New Jersey Rev., 5.00%, 10/15/34	15,000	15,574
Port Authority of New York & New Jersey Rev., 4.00%, 7/15/37	65,000	66,406
Port Authority of New York & New Jersey Rev., 4.00%, 9/1/37	20,000	20,376
Suffolk County Water Authority Rev., 3.00%, 6/1/32	10,000	10,007
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/29	45,000	50,911
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/30	40,000	45,998
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/38	15,000	15,835
Utility Debt Securitization Authority Rev., 5.00%, 6/15/25	15,000	15,008
Utility Debt Securitization Authority Rev., 5.00%, 12/15/25	25,000	25,192
Utility Debt Securitization Authority Rev., 5.00%, 12/15/26	10,000	10,255

Utility Debt Securitization Authority Rev., 5.00%, 12/15/35	50,000	52,098
Utility Debt Securitization Authority Rev., 5.00%, 12/15/38	25,000	27,007
		1,402,226
North Carolina — 1.0%
State of North Carolina Rev., 5.00%, 3/1/29	45,000	50,043
State of North Carolina Rev., 5.00%, 3/1/33	30,000	33,325
		83,368
Ohio — 1.5%
Ohio Water Development Authority Rev., (Ohio Water Development Authority Drinking Water Assistance Fund), 5.00%, 12/1/29	30,000	33,863
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 6/1/29	15,000	16,780
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 6/1/33	15,000	17,120
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 12/1/38	20,000	21,987
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 12/1/39	30,000	32,974
		122,724
Oregon — 0.3%
Multnomah County GO, 5.00%, 6/15/29	20,000	22,508
Pennsylvania — 1.7%
Delaware Valley Regional Finance Authority Rev., 5.50%, 8/1/28 (Ambac)	20,000	22,222
Montgomery County Higher Education and Health Authority Rev., (Thomas Jefferson University Obligated Group), 5.00%, 9/1/33	20,000	21,453
Montgomery County Higher Education and Health Authority Rev., (Thomas Jefferson University Obligated Group), 4.00%, 9/1/34	55,000	54,990
Pennsylvania GO, 5.00%, 7/15/29	35,000	39,322
		137,987
Tennessee — 1.3%
Metropolitan Government of Nashville & Davidson County GO, 5.00%, 7/1/27	25,000	26,992
Metropolitan Government of Nashville & Davidson County GO, 4.00%, 7/1/28	75,000	77,811
		104,803
Texas — 6.8%
Central Texas Turnpike System Rev., 5.00%, 8/15/37	20,000	20,284
Dallas Area Rapid Transit Rev., 5.00%, 12/1/29	15,000	16,832
Dallas County Utility & Reclamation District GO, 5.00%, 2/15/28	85,000	91,468
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/32	50,000	56,930
Houston GO, 5.00%, 3/1/28	20,000	21,460
Houston GO, 5.00%, 3/1/28	25,000	27,280
Houston GO, 5.00%, 3/1/30	30,000	33,300
San Antonio Electric & Gas Systems Rev., 3.125%, 2/1/28	20,000	19,288
San Antonio Electric & Gas Systems Rev., 5.00%, 2/1/30	45,000	47,571
San Antonio Public Facilities Corp. Rev., 4.00%, 9/15/42	55,000	52,436
Texas State University System Rev., 5.00%, 3/15/31	80,000	85,599
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 4/15/29	20,000	21,702
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 4.00%, 10/15/36	30,000	30,614
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 4.00%, 10/15/37	25,000	25,151
Trinity River Authority Central Regional Wastewater System Rev., 5.00%, 8/1/28	15,000	16,122
		566,037
Utah — 0.3%
Utah Transit Authority Rev., 5.25%, 6/15/32 (AGM)	25,000	29,154
Virginia — 4.0%
Richmond Public Utility Rev., 5.00%, 1/15/28	20,000	20,887
Virginia College Building Authority Rev., 5.00%, 2/1/30	20,000	21,747
Virginia College Building Authority Rev., 5.00%, 2/1/30	100,000	111,729
Virginia College Building Authority Rev., 3.00%, 2/1/35	20,000	18,843
Virginia Commonwealth Transportation Board Rev., 5.00%, 9/15/26	35,000	37,173
Virginia Commonwealth Transportation Board Rev., 5.00%, 5/15/27	20,000	21,537
Virginia Commonwealth Transportation Board Rev., 5.00%, 5/15/29	25,000	27,172

Virginia Public Building Authority Rev., 5.00%, 8/1/27	65,000	70,353
		329,441
Washington — 3.3%
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/27	65,000	70,180
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/28	10,000	10,757
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/28	40,000	44,007
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/30	20,000	21,989
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/33	35,000	38,520
State of Washington GO, 5.00%, 8/1/27	40,000	43,343
State of Washington GO, 5.00%, 7/1/32	45,000	47,041
		275,837
Wisconsin — 2.1%
State of Wisconsin GO, 5.00%, 11/1/29	25,000	27,137
State of Wisconsin Rev., 5.00%, 5/1/27(1)	125,000	134,349
Wisconsin Department of Transportation Rev., 5.00%, 7/1/27	15,000	16,177
		177,663
TOTAL MUNICIPAL SECURITIES (Cost $8,844,192)		8,216,773
SHORT-TERM INVESTMENTS — 0.1%
Money Market Funds — 0.1%
Morgan Stanley Institutional Liquidity Funds Tax-Exempt Portfolio, Institutional Class (Cost $14,205)	14,206	14,206
TOTAL INVESTMENT SECURITIES — 98.7% (Cost $8,858,397)		8,230,979
OTHER ASSETS AND LIABILITIES — 1.3%		104,860
TOTAL NET ASSETS — 100.0%		$8,335,839

NOTES TO SCHEDULE OF INVESTMENTS
AGM	–	Assured Guaranty Municipal Corporation
COP	–	Certificates of Participation
GO	–	General Obligation
(1)Escrowed to maturity in U.S. government securities or state and local government securities.
(2)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund's investment valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$8,216,773	—
Short-Term Investments	$14,206	—	—
	$14,206	$8,216,773	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.